Condensed Consolidated Interim Statements of Changes in Shareholders' Equity - USD ($)	Total	Convertible Debt [Member]	Special Voting Preferred Stock [Member]	Total Shares [Member]	Total Shares [Member] Convertible Debt [Member]	Additional Paid in Capital [Member]	Additional Paid in Capital [Member] Convertible Debt [Member]	Shares to be issued [Member]	Deficit [Member]	Accumulated Other Comprehensive Income [Member]
Opening Balance at Mar. 31, 2016	$ 5,399,851		$ 0	$ 484		$ 18,364,280			$ (13,007,062)	$ 42,149
Opening Balance (in shares) at Mar. 31, 2016			1	483,942
Shares issued to acquire IMT	23,177,000		$ 0	$ 158		23,176,842			0	0
Shares issued to acquire IMT (in shares)			0	157,667
Stock compensation acquired	2,582,890		$ 0	$ 0		2,582,890			0	0
Options exercised	18,166		$ 0	$ 1		18,165			0	0
Options exercised (in shares)			0	734
Cashless exercise of warrants	0		$ 0	$ 0		0			0	0
Cashless exercise of warrants (in shares)			0	342
Warrant exercised	40,195		$ 0	$ 1		40,194			0	0
Warrant exercised (in shares)			0	1,165
Share compensation expense	1,001,950		$ 0	$ 1		1,001,949			0	0
Share compensation expense (in shares)			0	1,447
Net loss for the period	(8,069,402)		$ 0	$ 0		0			(8,069,402)	0
Closing Balance at Mar. 31, 2017	24,150,650		$ 0	$ 645		45,184,320		$ 0	(21,076,464)	42,149
Closing Balance (in shares) at Mar. 31, 2017			1	645,297
Warrant exercised	1,125,038		$ 0	$ 34		1,125,004		0	0	0
Warrant exercised (in shares)			0	33,335
Share compensation expense	1,013,256		$ 0	$ 0		1,013,256		0	0	0
Share compensation expense (in shares)			0	0
Fair value of warrants on convertible loans	380,036		$ 0	$ 0		380,036		0	0	0
Warrant down round feature	0		0	0		41,025		0	(41,025)	0
Shares to be issued	60,000		$ 0	$ 0		0		60,000	0	0
Shares to be issued (in shares)			0	0
Net loss for the period	(5,855,877)		$ 0	$ 0		0		0	(5,855,877)	0
Closing Balance at Sep. 30, 2017	20,873,103		$ 0	$ 679		47,743,641		60,000	(26,973,366)	42,149
Closing Balance (in shares) at Sep. 30, 2017			1	678,632
Opening Balance at Mar. 31, 2017	24,150,650		$ 0	$ 645		45,184,320		0	(21,076,464)	42,149
Opening Balance (in shares) at Mar. 31, 2017			1	645,297
Warrant exercised	1,125,038		$ 0	$ 34		1,125,004			0	0
Warrant exercised (in shares)			0	33,335
Share compensation expense	1,540,580		$ 0	$ 0		1,540,580			0	0
Share compensation expense (in shares)			0	0
Fair value of warrants on convertible loans	548,179		$ 0	$ 0		548,179			0	0
Warrant down round feature	0		0	0		74,086			(74,086)	0
Conversion of convertible notes	9,180,785		$ 0	$ 985		9,179,800			0	0
Conversion of convertible notes (in shares)			0	985,370
Stock option and warrant reclassification	(2,845,557)		$ 0	$ 0		(2,845,557)			0	0
Beneficial conversion feature on convertible debt	(1,389,129)		0	0		1,389,129				0
Net loss for the period	(14,625,790)		0	0		0			(14,625,790)
Closing Balance at Mar. 31, 2018	20,463,014		$ 0	$ 1,664		56,195,541		0	(35,776,340)	42,149
Closing Balance (in shares) at Mar. 31, 2018			1	1,664,002
Opening Balance at Sep. 30, 2017	20,873,103		$ 0	$ 679		47,743,641		60,000	(26,973,366)	42,149
Opening Balance (in shares) at Sep. 30, 2017			1	678,632
Share compensation expense	527,324		$ 0	$ 0		527,324		0	0	0
Share compensation expense (in shares)			0	0
Shares to be issued for services	(60,000)		$ 0	$ 0				(60,000)	0	0
Shares to be issued for services (in shares)			0	0
Fair value of warrants on convertible loans	168,143		$ 0	$ 0		168,143		0	0	0
Warrant down round feature	0		0	0		33,061		0	(33,061)	0
Conversion of convertible notes	9,180,785		$ 0	$ 985		9,179,800		0	0	0
Conversion of convertible notes (in shares)			0	985,370
Stock option and warrant reclassification	(2,845,557)		$ 0	$ 0		(2,845,557)		0	0	0
Beneficial conversion feature on convertible debt	1,389,129		0	0		1,389,129		0	0	0
Net loss for the period	(8,769,913)		0	0		0		0	(8,769,913)	0
Closing Balance at Mar. 31, 2018	20,463,014		$ 0	$ 1,664		56,195,541		0	(35,776,340)	42,149
Closing Balance (in shares) at Mar. 31, 2018			1	1,664,002
Share compensation expense	1,034,740		$ 0	$ 0		1,034,740		0	0	0
Share compensation expense (in shares)			0	0
Fair value of Anti-dilution feature	1,766,495		$ 0	$ 0		1,766,495		0	0	0
Warrant down round feature	0		0	0		6,284		0	(6,284)	0
Conversion of convertible notes	2,470,622	$ 4,732,853	$ 0	$ 264	$ 683	2,470,358	$ 4,732,170	0	0	0
Conversion of convertible notes (in shares)			0	263,639	683,395
Stock option and warrant reclassification	1,173,534		$ 0	$ 0		1,173,534		0	0	0
Net loss for the period	(4,743,803)		0	0		0		0	(4,743,803)	0
Closing Balance at Sep. 30, 2018	$ 26,897,455		$ 0	$ 2,611		$ 67,379,122		$ 0	$ (40,526,427)	$ 42,149
Closing Balance (in shares) at Sep. 30, 2018			1	2,611,036